UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         BLUECREST CAPITAL MANAGEMENT LLP
Address:      BlueCrest House, Glategny Esplanade,
              St Peter Port
              Guernsey, GY1 1WR

Form 13F File Number: 028-11935
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Margot Marshall
Title:          Acting Head of Compliance
Phone:          + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Margot Marshall                     London, UK        February 14, 2012
-------------------------------      ---------------------    -----------------
            [Signature]                   [City, State]            [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           76
                                                          -------------------

Form 13F Information Table Value Total:                        $408,695
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                               BLUECREST CAPITAL MANAGEMENT LLP
                                                  FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2011

------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
A123 SYS INC                 NOTE 3.750% 4/1  03739TAA6      355  1,000,000 PRN      DEFINED                              NONE
AMERICAN INTL GROUP INC      COM NEW          026874784      490     21,100 SH  CALL DEFINED                21,100
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206      293      6,900 SH       DEFINED                 6,900
APPLE INC                    COM              037833100      810      2,000 SH       DEFINED                 2,000
APPLIED MATLS INC            COM              038222105      366     34,200 SH       DEFINED                34,200
AUTODESK INC                 COM              052769106    1,859     61,300 SH       DEFINED                61,300
BAKER HUGHES INC             COM              057224107    3,925     80,700 SH       DEFINED                80,700
BANK OF AMERICA CORPORATION  COM              060505104    3,336    600,000 SH  PUT  DEFINED               600,000
BANK OF AMERICA CORPORATION  COM              060505104   16,680  3,000,000 SH  CALL DEFINED             3,000,000
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261      711     20,000 SH       DEFINED                20,000
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261    5,330    150,000 SH  PUT  DEFINED               150,000
BARCLAYS BK PLC              IPATH S&P MT ETN 06740C519    5,132     84,600 SH       DEFINED                84,600
BED BATH & BEYOND INC        COM              075896100      313      5,400 SH       DEFINED                 5,400
BIOGEN IDEC INC              COM              09062X103      484      4,400 SH       DEFINED                 4,400
CAMECO CORP                  COM              13321L108   10,830    600,000 SH  CALL DEFINED               600,000
CAPITAL ONE FINL CORP        COM              14040H105    2,664     63,000 SH       DEFINED                63,000
CBRE GROUP INC               CL A             12504L109      499     32,800 SH       DEFINED                32,800
CLIFFS NATURAL RESOURCES INC COM              18683K101    3,386     54,300 SH       DEFINED                54,300
CME GROUP INC                COM              12572Q105    1,462      6,000 SH       DEFINED                 6,000
CONSTELLATION ENERGY GROUP I COM              210371100      381      9,600 SH       DEFINED                 9,600
CORNING INC                  COM              219350105    8,437    650,000 SH  CALL DEFINED               650,000
CUMMINS INC                  COM              231021106    4,304     48,900 SH       DEFINED                48,900
DELL INC                     COM              24702R101    2,702    184,700 SH       DEFINED               184,700
DENDREON CORP                NOTE 2.875% 1/1  24823QAC1    2,852  4,000,000 PRN      DEFINED                              NONE
E M C CORP MASS              COM              268648102    3,550    164,800 SH       DEFINED               164,800
EASTMAN KODAK CO             NOTE 7.000% 4/0  277461BJ7    7,799 26,609,000 PRN      DEFINED                              NONE
EBAY INC                     COM              278642103      437     14,400 SH       DEFINED                14,400
ENERNOC INC                  COM              292764107      287     26,447 SH       DEFINED                26,447
FEDEX CORP                   COM              31428X106    4,209     50,400 SH       DEFINED                50,400
GENERAL MTRS CO              JR PFD CNV SRB   37045V209    1,908     55,719 SH       DEFINED                55,719
GOODYEAR TIRE & RUBR CO      PFD CONV         382550309    1,946     40,000 SH       DEFINED                40,000
HEALTH CARE REIT INC         NOTE 4.750% 7/1  42217KAQ9   18,089 15,585,000 PRN      DEFINED                              NONE
HESS CORP                    COM              42809H107    3,499     61,600 SH       DEFINED                61,600
INTERCONTINENTALEXCHANGE INC COM              45865V100      470      3,900 SH       DEFINED                 3,900
ISHARES TR                   HIGH YLD CORP    464288513    1,308     14,630 SH       DEFINED                14,630
ISHARES TR                   MSCI EMERG MKT   464287234    9,610    253,300 SH  PUT  DEFINED               253,300
ISHARES TR                   MSCI EMERG MKT   464287234   11,382    300,000 SH  CALL DEFINED               300,000
ISHARES TR                   S&P GLB100INDX   464287572   24,017    414,520 SH       DEFINED               414,520
KOHLS CORP                   COM              500255104    1,708     34,600 SH       DEFINED                34,600
LOUISIANA PAC CORP           COM              546347105    4,903    607,500 SH       DEFINED               607,500
MARKET VECTORS ETF TR        AGRIBUS ETF      57060U605      707     15,000 SH  PUT  DEFINED                15,000
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    3,728    150,915 SH       DEFINED               150,915
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100    4,886     95,000 SH       DEFINED                95,000
MCKESSON CORP                COM              58155Q103      366      4,700 SH       DEFINED                 4,700
METLIFE INC                  COM              59156R108    3,299    105,800 SH       DEFINED               105,800
MONSANTO CO NEW              COM              61166W101      568      8,100 SH       DEFINED                 8,100
MOSAIC CO NEW                COM              61945C103   23,702    470,000 SH  CALL DEFINED               470,000
NATIONAL OILWELL VARCO INC   COM              637071101    1,951     28,700 SH       DEFINED                28,700
NORFOLK SOUTHERN CORP        COM              655844108      605      8,300 SH       DEFINED                 8,300
NVIDIA CORP                  COM              67066G104    4,430    319,600 SH       DEFINED               319,600
OLD REP INTL CORP            NOTE 3.750% 3/1  680223AH7    2,234  2,500,000 PRN      DEFINED                              NONE
PEABODY ENERGY CORP          COM              704549104    6,622    200,000 SH  CALL DEFINED               200,000
POWERSHS DB MULTI SECT COMM  DB AGRICULT FD   73936B408   15,884    550,000 SH  PUT  DEFINED               550,000
RALPH LAUREN CORP            CL A             751212101    2,182     15,800 SH       DEFINED                15,800
RAMBUS INC DEL               COM              750917106    1,133    150,000 SH  CALL DEFINED               150,000
ROCKWELL AUTOMATION INC      COM              773903109    1,167     15,900 SH       DEFINED                15,900
SELECT SECTOR SPDR TR        SBI CONS DISCR   81369Y407    7,804    200,000 SH  PUT  DEFINED               200,000
SELECT SECTOR SPDR TR        SBI MATERIALS    81369Y100   16,750    500,000 SH  PUT  DEFINED               300,000
SOLAZYME INC                 COM              83415T101    3,338    280,481 SH       DEFINED               280,481
SPDR GOLD TRUST              GOLD SHS         78463V107    3,344     22,000 SH       DEFINED                22,000
SPDR GOLD TRUST              GOLD SHS         78463V107   30,398    200,000 SH  PUT  DEFINED               200,000
SPDR GOLD TRUST              GOLD SHS         78463V107   68,396    450,000 SH  CALL DEFINED               150,000
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714    3,636     69,196 SH       DEFINED                69,196
SPDR SERIES TRUST            S&P RETAIL ETF   78464A714   16,185    308,000 SH  PUT  DEFINED               308,000
SPRINT NEXTEL CORP           COM SER 1        852061100      164     70,000 SH  PUT  DEFINED                70,000
ST JUDE MED INC              COM              790849103    1,897     55,300 SH       DEFINED                55,300
SYSCO CORP                   COM              871829107      205      7,000 SH       DEFINED                 7,000
TEXAS INSTRS INC             COM              882508104    1,246     42,800 SH       DEFINED                42,800
TIFFANY & CO NEW             COM              886547108      557      8,400 SH       DEFINED                 8,400
UNISYS CORP                  PFD SER A 6.25%  909214405      303      5,000 SH       DEFINED                 5,000
VALERO ENERGY CORP NEW       COM              91913Y100    2,309    109,700 SH       DEFINED               109,700
VOLCANO CORPORATION          NOTE 2.875% 9/0  928645AA8    2,452  2,250,000 PRN      DEFINED                              NONE
WELLPOINT INC                COM              94973V107    1,067     16,100 SH       DEFINED                16,100
WHIRLPOOL CORP               COM              963320106      242      5,100 SH       DEFINED                 5,100
WYNN RESORTS LTD             COM              983134107    1,105     10,000 SH       DEFINED                10,000
YAHOO INC                    COM              984332106    1,110     68,800 SH       DEFINED                68,800
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